SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Statements of Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 RENESOLA LTD [Member] USD ($)	Dec. 31, 2013 RENESOLA LTD [Member] USD ($)	Dec. 31, 2012 RENESOLA LTD [Member] USD ($)
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	$ (33,630,021)	$ (258,915,539)	$ (242,515,539)	$ (33,630,021)	$ (258,915,539)	$ (242,515,539)
Equity in losses of subsidiaries				47,925,021	250,794,272	228,725,418
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	933,152	784,456	784,456	933,152	784,456	784,456
Gains from repurchase of convertible bond	(7,048,188)			(7,048,188)
Share-based compensation	2,240,126	1,626,560	2,221,406	2,240,126	1,626,560	2,221,406
Losses (gains) on derivatives	(6,057,941)	(633,964)	53,945	(7,202,205)	1,045,925	2,093,974
Fair value change of warrant liability	(7,455,000)	(3,202,500)		(7,455,000)	(3,202,500)
Changes in assets and liabilities :
Other long-term assets	(158,952)			(158,952)	305,556	(305,556)
Prepaid expenses and other current assets	40,319,263	9,726,118	(4,774,851)	313,310	217,601	(239,795)
Other current liabilities	9,224,022	3,877,495	3,920,605	(536,417)	(309,043)	367,088
Other long-term liabilities	(2,874,319)	(8,689,735)	(983,066)	(2,582,694)
Net cash (used in) provided by operating activities	(121,688,959)	118,561,284	(94,731,286)	(7,201,868)	(7,652,712)	(8,868,548)
Investing activities:
Investment in subsidiaries				(15,623)	(14,400,000)	(12,830,520)
Net cash received from (paid for) settlement of derivatives				4,960,574	(876,730)	(1,777,265)
Net cash (used in) provided by investing activities	115,460,987	(189,602,269)	(249,218,537)	4,944,951	(15,276,730)	(14,607,785)
Financing activities:
Issuance cost refund			8,779			8,779
Proceeds from exercise of share option	993,329	477,829		362,801	477,829
Proceeds from issuance of common shares		70,050,000			70,050,000
Cash paid for insurance cost		(4,551,958)			(4,551,958)
Repurchase of convertible notes	(9,809,860)			(9,809,860)
Receipt (payment) of loan from subsidiaries				11,999,596	(47,379,054)	(2,842,205)
Net cash provided by financing activities	13,048,666	67,620,092	59,907,682	2,552,537	18,596,817	(2,833,426)
Net (decrease) increase in cash and cash equivalents	13,074,926	(6,510,605)	(285,755,833)	295,620	(4,332,625)	(26,309,759)
Cash and cash equivalents, beginning of year	86,772,678	93,283,283	379,039,116	1,032,077	5,364,702	31,674,461
Cash and cash equivalents, end of year	99,847,604	86,772,678	93,283,283	1,327,697	1,032,077	5,364,702
Supplemental schedule of non-cash transactions
Capital reduction of ReneSola Singapore						$ 70,820,977